Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

	2013
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$8,313	$8,401	$8,474	$8,766
Total interest expense	1,624	1,599	1,603	1,703
Net interest income	6,689	6,802	6,871	7,063
Provision for loan losses	650	300	600	800
Net interest income after provision for loan losses	6,039	6,502	6,271	6,263
Total noninterest income	1,825	1,658	1,650	1,471
Total noninterest expense	6,126	6,074	5,935	5,862
Income before provision for income taxes	1,738	2,086	1,986	1,872
Provision for income taxes	538	739	684	606
Net income	1,200	1,347	1,302	1,266
Preferred stock dividends and discount accretion	404	465	119	-
Income available to common shareholders	$796	$882	$1,183	$1,266
Net income per common share - Basic	$0.11	$0.12	$0.15	$0.17
Net income per common share - Diluted	0.10	0.11	0.15	0.17

	2012
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$9,058	$8,772	$8,871	$8,502
Total interest expense	2,250	1,915	1,844	1,765
Net interest income	6,808	6,857	7,027	6,737
Provision for loan losses	1,200	1,000	1,000	800
Net interest income after provision for loan losses	5,608	5,857	6,027	5,937
Total noninterest income	1,715	1,841	1,774	2,008
Total noninterest expense	5,959	6,204	5,999	6,135
Income before provision for income taxes	1,364	1,494	1,802	1,810
Provision for income taxes	459	518	606	643
Net income	905	976	1,196	1,167
Preferred stock dividends and discount accretion	396	401	397	408
Income available to common shareholders	$509	$575	$799	$759
Net income per common share - Basic	$0.07	$0.08	$0.10	$0.10
Net income per common share - Diluted	0.07	0.07	0.10	0.10